Schedule of Investments
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–152.91%(a)
Alabama–1.96%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	$ 300	$ 267,198
Black Belt Energy Gas District (The); Series 2023 B, RB(b)	5.25%	12/01/2030	1,805	1,932,487
Energy Southeast A Cooperative District; Series 2024 B, RB(b)	5.25%	06/01/2032	1,290	1,370,734
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB (Acquired 12/17/2007-12/18/2007; Cost $1,394,505)(c)(d)	5.50%	01/01/2043	1,600	912,000
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	4,715	4,845,880
Southeast Energy Authority, a Cooperative District (No. 2); Series 2021 B, RB(b)	4.00%	12/01/2031	1,890	1,855,438
Southeast Energy Authority, a Cooperative District (No. 3); Series 2022 A-1, RB(b)	5.50%	12/01/2029	1,790	1,897,760
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(e)	5.25%	05/01/2044	1,045	1,050,783
				14,132,280
Alaska–0.06%
Northern Tobacco Securitization Corp.; Series 2021 A-1, Ref. RB	4.00%	06/01/2050	530	466,691
Arizona–3.55%
Arizona (State of) Industrial Development Authority; Series 2019-2A, Revenue Ctfs.	3.63%	05/20/2033	113	102,035
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2019 A, RB(e)	5.00%	07/01/2039	1,520	1,496,231
Arizona (State of) Industrial Development Authority (Leman Academy-Parker Colorado); Series 2019, RB(e)	5.00%	07/01/2049	500	463,620
Arizona (State of) Industrial Development Authority (Master Academy of Nevada - Bonanza Campus); Series 2020 A, RB(e)	5.00%	12/15/2050	680	647,385
Arizona (State of) Industrial Development Authority (Social Bonds); Series 2023, RB	5.25%	11/01/2053	1,000	1,046,002
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2029	1,390	1,343,657
Series 2017, Ref. RB	5.00%	11/15/2045	1,125	916,643
Goodyear (City of), AZ; Series 2020, RB (INS - AGM)(f)	4.00%	07/01/2045	1,750	1,684,050
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(e)	5.00%	07/01/2049	280	268,408
Mesa (City of), AZ; Series 2022 A, RB (INS - BAM)(f)	5.00%	07/01/2046	3,805	4,054,906
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(e)	6.50%	07/01/2034	630	631,072
Pima (County of), AZ Industrial Development Authority (American Leadership Academy); Series 2019, Ref. RB(e)	5.00%	06/15/2052	455	423,263
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(e)	5.38%	07/01/2052	1,505	1,442,916
Salt River Project Agricultural Improvement & Power District; Series 2023 B, RB	5.00%	01/01/2048	4,295	4,616,581
Salt Verde Financial Corp.;
Series 2007, RB	5.00%	12/01/2032	980	1,019,503
Series 2007, RB	5.00%	12/01/2037	3,255	3,457,276
Yuma (City of), AZ Industrial Development Authority (Regional Medical Center); Series 2014 A, RB	5.00%	08/01/2029	2,015	2,017,935
				25,631,483
Arkansas–0.09%
Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2044	685	651,307
California–14.97%
Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds(g)	0.00%	08/01/2028	1,050	914,760
California (State of);
Series 2020, GO Bonds (INS - BAM)(f)	3.00%	11/01/2050	2,105	1,632,532
Series 2023, GO Bonds(h)	5.25%	09/01/2053	4,290	4,748,239
California (State of) Community Choice Financing Authority (Clean Energy); Series 2024, RB(b)	5.00%	04/01/2032	3,215	3,406,491
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(g)	0.00%	06/01/2055	13,950	1,357,497
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	$ 35	$ 35,434
Series 2020 B-2, Ref. RB(g)	0.00%	06/01/2055	2,115	368,267
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System); Series 2021 A, Ref. RB	5.00%	08/15/2051	5,580	5,941,095
California (State of) Health Facilities Financing Authority (PIH Health); Series 2020 A, RB	4.00%	06/01/2050	5,315	5,035,018
California (State of) Housing Finance Agency (Social Certificates);
Series 2021 A, RB	3.25%	08/20/2036	5	4,331
Series 2021-2A, Revenue Ctfs. (CEP - FHLMC)	3.75%	03/25/2035	5,149	4,949,963
Series 2023-1, RB	4.38%	09/20/2036	1,063	1,050,963
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy); Series 2018 A, RB(e)	5.00%	06/01/2048	245	237,999
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2037	1,700	1,758,889
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(i)	5.00%	12/31/2036	2,115	2,134,184
Series 2018 A, RB(i)	5.00%	12/31/2047	2,550	2,541,065
California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB(e)	5.00%	08/01/2039	320	286,349
California (State of) Pollution Control Financing Authority (Plant Bonds);
Series 2012, RB(e)(i)	5.00%	07/01/2027	960	968,743
Series 2012, RB(e)(i)	5.00%	07/01/2030	275	277,268
Series 2012, RB(e)(i)	5.00%	07/01/2037	2,875	2,882,678
Series 2012, RB(e)(i)	5.00%	11/21/2045	3,365	3,369,419
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2016 A, RB(e)	5.25%	12/01/2056	1,275	1,280,720
California State University; Series 2019 A, RB(h)	5.00%	11/01/2049	2,695	2,830,011
Cambrian School District; Series 2022, GO Bonds	4.00%	08/01/2052	2,950	2,929,844
CSCDA Community Improvement Authority (Jefferson-Anaheim Social Bonds); Series 2021 A, RB(e)	3.13%	08/01/2056	1,055	775,872
CSCDA Community Improvement Authority (Parallel-Anaheim Social Bonds); Series 2021, RB(e)	4.00%	08/01/2056	635	537,486
Daly (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	525	524,940
Desert Community College District (Election of 2016); Series 2024, GO Bonds	4.00%	08/01/2051	1,105	1,057,696
Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(g)	0.00%	06/01/2066	1,955	213,803
Los Angeles (City of), CA Department of Airports (Green Bonds); Series 2022 G, RB(i)	5.50%	05/15/2036	2,225	2,493,371
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport); Series 2019 A, Ref. RB(i)	5.00%	05/15/2036	1,700	1,784,434
Los Angeles (City of), CA Department of Water & Power; Series 2020 B, RB(h)	5.00%	07/01/2050	2,965	3,151,423
Montebello Unified School District; Series 2022 B, GO Bonds (INS - AGM)(f)	5.00%	08/01/2050	1,575	1,642,433
M-S-R Energy Authority; Series 2009 B, RB	6.50%	11/01/2039	745	922,149
Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(j)	6.25%	08/01/2043	2,550	2,440,032
Oxnard School District (Election of 2022); Series 2023 A, GO Bonds (INS - BAM)(f)	4.13%	08/01/2050	5,000	4,891,636
Palo Alto (City of), CA (Election of 2008); Series 2013 A, GO Bonds	4.00%	08/01/2043	50	48,301
Pittsburg Unified School District (Election of 2018); Series 2023 D, GO Bonds (INS - AGM)(f)	4.13%	08/01/2045	2,000	1,985,520
Regents of the University of California Medical Center;
Series 2022 P, RB(h)(k)	4.00%	05/15/2053	6,915	6,580,627
Series 2022 P, RB	3.50%	05/15/2054	2,570	2,187,076
Sacramento (City of), CA Unified School District; Series 2024 B, GO Bonds (INS - BAM)(f)	4.00%	08/01/2048	1,565	1,491,820
San Diego (County of), CA Regional Airport Authority;
Series 2021 A, RB	4.00%	07/01/2051	2,620	2,507,899
Series 2021 A, RB	5.00%	07/01/2056	2,545	2,671,538
Series 2023 B, RB(i)	5.00%	07/01/2048	3,230	3,354,349
San Francisco (City & County of), CA Airport Commission; Series 2019 E, RB(i)	5.00%	05/01/2038	860	892,125
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2019 E, RB(i)	5.00%	05/01/2050	2,980	3,031,743
Series 2021 A, Ref. RB(i)	5.00%	05/01/2036	775	827,380
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(g)	0.00%	06/01/2041	4,410	1,663,487
Southern California Public Power Authority (Clean Energy); Series 2024 A, RB(b)	5.00%	09/01/2030	1,745	1,838,434
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
West Contra Costa Unified School District;
Series 2005, GO Bonds (INS - NATL)(f)(g)	0.00%	08/01/2025	$ 1,485	$ 1,421,130
Series 2005, GO Bonds (INS - NATL)(f)(g)	0.00%	08/01/2026	1,350	1,244,279
West Sacramento (City of), CA Financing Authority; Series 2006 A, RB (INS - AGC)(f)	5.00%	09/01/2026	1,330	1,355,543
William S. Hart Union High School District (Election of 2008); Series 2009 A, GO Bonds(g)	0.00%	08/01/2032	4,650	3,446,216
				107,924,501
Colorado–6.44%
Arista Metropolitan District; Series 2023 A, Ref. GO Bonds (INS - BAM)(f)	4.50%	12/01/2058	3,040	2,936,388
Aurora Crossroads Metropolitan District No. 2; Series 2020 A, GO Bonds	5.00%	12/01/2050	625	559,770
Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	1,060	954,300
Belford North Metropolitan District; Series 2020 A, GO Bonds	5.50%	12/01/2050	1,320	1,181,069
Bromley Park Metropolitan District No. 2; Series 2023, Ref. GO Bonds (INS - BAM)(f)	5.38%	12/01/2053	790	848,992
Centerra Metropolitan District No. 1 (In the City of Loveland);
Series 2017, RB(e)	5.00%	12/01/2047	2,140	1,923,886
Series 2020 A, Ref. GO Bonds	5.00%	12/01/2051	850	759,574
Series 2022, RB	6.50%	12/01/2053	725	734,075
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group); Series 2021 A, Ref. RB	4.00%	11/15/2050	940	869,349
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, RB	5.00%	11/15/2048	2,175	2,215,396
Colorado (State of) Health Facilities Authority (CommonSpirit Health);
Series 2019 A-2, Ref. RB	5.00%	08/01/2044	4,660	4,763,798
Series 2019 A-2, Ref. RB	4.00%	08/01/2049	2,115	1,942,259
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, RB	5.25%	07/01/2027	260	246,345
Series 2007 A, RB	5.30%	07/01/2037	220	177,098
Colorado (State of) High Performance Transportation Enterprise (C-470 Express Lanes); Series 2017, RB	5.00%	12/31/2047	1,170	1,172,132
Colorado (State of) Science and Technology Park Metropolitan District No. 1; Series 2018, Ref. RB(b)(l)	5.00%	07/24/2024	545	562,027
Colorado Crossing Metropolitan District No. 2; Series 2020 A-1, Ref. GO Bonds	5.00%	12/01/2047	500	470,262
Denver (City & County of), CO;
Series 2018 A, Ref. RB(i)	5.00%	12/01/2048	2,230	2,252,434
Series 2018 A, Ref. RB(i)	5.25%	12/01/2048	2,085	2,131,079
Series 2018 A-2, RB(g)	0.00%	08/01/2034	1,675	1,071,066
Series 2022 A, RB(i)	5.00%	11/15/2036	1,200	1,295,812
Series 2022 A, RB(i)	5.00%	11/15/2047	3,170	3,292,685
Great Western Metropolitan District; Series 2020, Ref. GO Bonds	4.75%	12/01/2050	569	493,893
Hogback Metropolitan District; Series 2021 A, GO Bonds	5.00%	12/01/2051	1,000	852,248
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	2,265	2,267,479
Johnstown Plaza Metropolitan District; Series 2022, Ref. GO Bonds	4.25%	12/01/2046	993	842,415
Midtown Clear Creek Metropolitan District; Series 2023 A, Ref. GO Bonds (INS - BAM)(f)	5.00%	12/01/2053	735	757,176
Mulberry Metropolitan District No. 2; Series 2022, RB	7.00%	12/01/2034	960	974,472
North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.00%	12/01/2040	810	792,449
Rampart Range Metropolitan District No. 5; Series 2021, RB	4.00%	12/01/2051	500	371,705
Roaring Fork Transportation Authority; Series 2021, RB	4.00%	12/01/2051	1,700	1,577,910
Sky Ranch Community Authority Board; Series 2022 A, RB	5.75%	12/01/2052	750	707,505
Village Metropolitan District (The); Series 2020, Ref. GO Bonds	5.00%	12/01/2049	875	825,942
White Buffalo Metropolitan District No. 3;
Series 2020, GO Bonds	5.50%	12/01/2050	685	636,936
Series 2023, GO Bonds	8.00%	12/15/2035	830	804,149
Windler Public Improvement Authority;
Series 2021 A-1, RB	4.13%	12/01/2051	625	443,581
Series 2021 A-2, RB(j)	4.50%	12/01/2041	2,610	1,716,284
				46,423,940
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia–3.50%
District of Columbia;
Series 2022 A, RB	5.00%	07/01/2047	$ 2,125	$ 2,273,712
Series 2023 A, RB	5.25%	05/01/2048	3,165	3,461,802
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	825	792,526
District of Columbia Water & Sewer Authority (Green Bonds); Series 2022 C-1, RB	4.00%	10/01/2051	4,245	4,049,706
Metropolitan Washington Airports Authority;
Series 2017, Ref. RB(i)	5.00%	10/01/2042	3,385	3,435,947
Series 2021 A, Ref. RB(i)	4.00%	10/01/2041	3,000	2,883,988
Series 2023 A, Ref. RB(i)	5.25%	10/01/2042	1,665	1,788,402
Series 2023 A, Ref. RB(i)	5.25%	10/01/2043	1,470	1,573,075
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2019 B, Ref. RB	4.00%	10/01/2049	2,120	1,937,983
Washington Metropolitan Area Transit Authority (Green Bonds); Series 2023 A, RB	5.25%	07/15/2053	2,780	3,031,161
				25,228,302
Florida–12.64%
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs);
Series 2022 A, Ref. RB (Acquired 01/25/2022; Cost $1,075,000)(d)(e)	5.00%	11/15/2061	1,075	692,319
Series 2022 B, RB (Acquired 01/25/2022; Cost $100,000)(d)(e)	6.50%	11/15/2033	100	84,314
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group); Series 2022 A, Ref. RB	4.00%	04/01/2052	635	571,408
Broward (County of), FL;
Series 2019 A, RB(i)	5.00%	10/01/2049	1,325	1,354,378
Series 2019 B, RB(i)	4.00%	09/01/2044	1,060	996,022
Series 2022, RB	5.00%	01/01/2047	2,145	2,249,846
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2051	3,215	2,957,078
Broward County FL Water & Sewer Utility Revenue; Series 2024, RB(h)	4.00%	10/01/2047	7,340	7,073,590
Cape Coral (City of), FL; Series 2023, Ref. RB (INS - BAM)(f)	5.60%	03/01/2048	1,580	1,747,846
Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (Acquired 12/16/2013; Cost $1,202,074)(c)(d)(e)	7.75%	05/15/2035	1,230	33,221
Davie (Town of), FL (Nova Southeastern University); Series 2018, Ref. RB	5.00%	04/01/2048	1,770	1,802,989
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2042	1,525	1,554,636
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion);
Series 2024, Ref. RB(b)(e)(i)	12.00%	07/15/2028	1,300	1,352,000
Series 2024, Ref. RB(i)	5.00%	07/01/2041	2,500	2,570,329
Series 2024, Ref. RB (INS - AGM)(f)(i)	5.00%	07/01/2044	3,200	3,295,915
Series 2024, Ref. RB (INS - AGM)(f)(i)	5.25%	07/01/2047	1,300	1,351,513
Series 2024, Ref. RB (INS - AGM)(f)(i)	5.25%	07/01/2053	1,075	1,109,643
Series 2024, Ref. RB(i)	5.50%	07/01/2053	1,100	1,144,729
Fort Lauderdale (City of), FL;
Series 2023, RB	5.50%	09/01/2053	1,900	2,105,286
Series 2024, RB(h)	5.50%	09/01/2053	3,200	3,545,748
Gainesville (City of), FL; Series 2019 A, RB	5.00%	10/01/2047	1,250	1,295,426
Greater Orlando Aviation Authority; Series 2017 A, RB(i)	5.00%	10/01/2052	1,715	1,723,440
Hillsborough (County of), FL; Series 2023, GO Bonds	5.00%	07/01/2053	2,010	2,151,557
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB(i)	5.00%	10/01/2048	3,220	3,263,676
Jacksonville (City of), FL; Series 2023 A, Ref. RB	5.50%	10/01/2053	3,170	3,468,725
JEA Water & Sewer System; Series 2024 A, Ref. RB	5.25%	10/01/2049	2,110	2,316,012
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2040	820	763,351
Series 2020 A, Ref. RB	5.75%	08/15/2050	360	325,361
Series 2020 A, Ref. RB	5.75%	08/15/2055	1,330	1,182,745
Lee (County of), FL;
Series 2021 B, RB(i)	5.00%	10/01/2034	1,315	1,401,196
Series 2022, RB	5.25%	08/01/2049	2,125	2,230,060
Miami (City of) & Dade (County of), FL School Board; Series 2022 A, GO Bonds (INS - BAM)(f)	5.00%	03/15/2052	2,530	2,672,289
Miami Beach (City of), FL; Series 2017, Ref. RB	5.00%	09/01/2047	1,465	1,388,693
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Miami-Dade (County of), FL;
Series 2021, RB	4.00%	10/01/2051	$ 3,975	$ 3,719,180
Series 2022 A, Ref. RB(i)	5.25%	10/01/2052	645	676,486
Series 2023 A, Ref. RB(i)	5.00%	10/01/2047	2,720	2,831,371
Subseries 2021 A-2, Ref. RB (INS - AGM)(f)	4.00%	10/01/2049	3,200	3,025,646
Miami-Dade (County of), FL Expressway Authority;
Series 2010 A, RB (INS - AGM)(f)	5.00%	07/01/2035	720	720,215
Series 2010 A, RB	5.00%	07/01/2040	6,720	6,720,038
Miami-Dade (County of), FL Transit System; Series 2022, RB	5.00%	07/01/2052	2,970	3,102,981
Osceola (County of), FL;
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2052	570	120,888
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2053	3,940	788,842
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2054	485	91,651
Reunion East Community Development District; Series 2005, RB(c)(m)	5.80%	05/01/2036	197	2
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2022, RB	4.00%	07/01/2052	1,695	1,551,162
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group); Series 2017, Ref. RB	4.00%	08/15/2047	1,070	981,821
Sterling Hill Community Development District; Series 2003 A, RB(m)(n)	6.20%	05/01/2035	965	443,740
Sumter (County of), FL Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, RB	5.13%	07/01/2034	1,000	1,000,679
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,715	1,618,936
Tampa (City of), FL; Series 2020 A, RB(g)	0.00%	09/01/2049	7,225	1,993,844
				91,162,823
Georgia–2.20%
Brookhaven Development Authority (Children’s Healthcare of Atlanta, Inc.); Series 2019 A, RB(h)(k)	4.00%	07/01/2044	4,230	4,102,806
Columbia (City of), GA (Wellstar Health System, Inc.); Series 2023, RAC	5.13%	04/01/2048	1,385	1,460,501
DeKalb (County of), GA Housing Authority (Park at 500); Series 2024, RB	4.00%	03/01/2034	1,000	982,440
Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System); Series 2017, RAC	5.00%	08/01/2047	1,450	1,395,020
Main Street Natural Gas, Inc.;
Series 2021 C, RB(b)	4.00%	12/01/2028	1,575	1,573,335
Series 2022 C, RB(b)(e)	4.00%	11/01/2027	1,605	1,577,549
Series 2023 B, RB(b)	5.00%	03/01/2030	2,360	2,480,641
Series 2024 A, RB(b)	5.00%	09/01/2031	2,145	2,268,854
				15,841,146
Hawaii–1.32%
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Obligated Group);
Series 2024, RB	5.00%	07/01/2041	4,850	5,199,278
Series 2024, RB	5.50%	07/01/2052	3,095	3,338,641
Honolulu (City & County of), HI; Series 2012 A, GO Bonds	5.00%	11/01/2036	1,000	1,000,583
				9,538,502
Idaho–0.53%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.);
Series 2017 A, Ref. RB	5.00%	11/15/2032	450	401,764
Series 2017 A, Ref. RB	5.25%	11/15/2037	625	531,629
Idaho (State of) Housing & Finance Association; Series 2024, RB	5.00%	08/15/2048	2,185	2,347,697
Idaho (State of) Housing & Finance Association (White Pine Charter School Project); Series 2023, RB (CEP - Oregon School Bond Guaranty)	5.75%	05/01/2058	500	523,723
				3,804,813
Illinois–5.67%
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2037	1,325	1,331,476
Series 2005 D, Ref. GO Bonds	5.50%	01/01/2040	535	536,463
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2042	425	425,891
Series 2014, RB	5.00%	11/01/2039	1,085	1,086,726
Series 2015 A, GO Bonds	5.50%	01/01/2033	4,310	4,340,021
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of), IL (O’Hare International Airport);
Series 2012 B, Ref. RB(i)	5.00%	01/01/2030	$ 4,320	$ 4,312,472
Series 2017 D, RB	5.00%	01/01/2052	1,865	1,886,671
Chicago (City of), IL Board of Education; Series 2018 A, Ref. GO Bonds	5.00%	12/01/2034	885	910,821
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2021 A, GO Bonds	4.00%	12/01/2051	1,040	977,694
Chicago (City of), IL Park District;
Series 2020 C, GO Bonds (INS - BAM)(f)	4.00%	01/01/2041	1,485	1,431,012
Series 2020 D, GO Bonds (INS - BAM)(f)	4.00%	01/01/2039	1,320	1,290,851
Illinois (State of);
Series 2014, GO Bonds	5.25%	02/01/2034	1,650	1,651,558
Series 2014, GO Bonds	5.00%	05/01/2035	540	540,417
Series 2014, GO Bonds	5.00%	05/01/2036	1,540	1,541,140
Series 2016, GO Bonds	5.00%	11/01/2036	1,340	1,360,169
Series 2017 C, GO Bonds	5.00%	11/01/2029	335	347,311
Series 2017 D, GO Bonds	5.00%	11/01/2026	1,885	1,936,803
Series 2018 A, GO Bonds	5.00%	05/01/2030	1,560	1,633,017
Series 2020, GO Bonds	5.50%	05/01/2039	2,055	2,225,364
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(i)	8.00%	06/01/2032	460	460,448
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB (Acquired 11/27/2019; Cost $78,305)(d)	5.00%	11/01/2040	75	61,575
Series 2019 A, Ref. RB (Acquired 04/14/2020-10/05/2022; Cost $1,302,255)(d)	5.00%	11/01/2049	1,550	1,146,187
Illinois (State of) Finance Authority (Mercy Health Corp.); Series 2016, Ref. RB	5.00%	12/01/2046	3,335	3,347,521
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	1,143	608,381
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	1,000	939,432
Illinois (State of) Finance Authority (Three Crowns Park);
Series 2017, Ref. RB	5.00%	02/15/2032	155	156,312
Series 2017, Ref. RB	5.25%	02/15/2037	250	252,043
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2015 A, RB	5.50%	06/15/2053	1,500	1,515,224
Series 2017 B, Ref. RB (INS - BAM)(f)(j)	4.70%	12/15/2037	1,500	1,104,427
Illinois (State of) Sports Facilities Authority; Series 2014, Ref. RB (INS - AGM)(f)	5.25%	06/15/2031	1,530	1,534,500
				40,891,927
Indiana–1.67%
Fishers Town Hall Building Corp.; Series 2023 A, RB (INS - BAM)(f)	5.63%	07/15/2053	3,165	3,499,104
Indiana (State of) Finance Authority (Indiana University Health Obligated Group); Series 2019 A, RB	4.00%	12/01/2049	3,140	2,975,040
Indiana (State of) Finance Authority (KIPP Indianapolis, Inc.); Series 2020 A, RB	5.00%	07/01/2040	170	165,236
Indiana (State of) Finance Authority (US Steel Corp.); Series 2012, RB(i)	5.75%	08/01/2042	305	305,045
Indiana (State of) Municipal Power Agency; Series 2013 A, RB	5.25%	01/01/2038	2,000	2,000,818
Northern Indiana Commuter Transportation District; Series 2024, RB	5.00%	01/01/2054	2,185	2,286,975
Whiting (City of), IN (BP Products North America, Inc.); Series 2015, RB(b)(i)	4.40%	06/10/2031	785	777,421
				12,009,639
Iowa–1.21%
Iowa (State of) Board of Regents (University of Iowa Hospital & Clinics); Series 2022 B, RB	3.00%	09/01/2056	785	551,316
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	1,670	1,638,026
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(b)	5.00%	12/01/2042	3,480	3,621,572
Iowa (State of) Tobacco Settlement Authority;
Series 2021 A-2, Ref. RB	4.00%	06/01/2035	1,000	1,005,142
Series 2021 A-2, Ref. RB	4.00%	06/01/2049	385	339,469
Series 2021 B-1, Ref. RB	4.00%	06/01/2049	195	189,791
PEFA, Inc.; Series 2019, RB(b)	5.00%	09/01/2026	1,380	1,404,637
				8,749,953
Kansas–0.29%
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2013 IV-A, RB	6.38%	05/15/2043	1,500	1,383,198
Series 2018 I, Ref. RB	5.00%	05/15/2047	1,000	740,350
				2,123,548
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–2.24%
Henderson (City of), KY (Pratt Paper LLC); Series 2022 A, RB(e)(i)	4.70%	01/01/2052	$ 850	$ 850,506
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS - AGM)(f)	5.00%	12/01/2047	665	650,144
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2037	1,410	1,415,146
Series 2015 A, RB	5.00%	07/01/2040	1,250	1,250,566
Series 2015 A, RB	5.00%	01/01/2045	1,695	1,669,024
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.25%	06/01/2041	1,600	1,610,599
Kentucky (Commonwealth of) Public Energy Authority; Series 2023 A-1, Ref. RB(b)	5.25%	02/01/2032	2,145	2,285,578
Louisville (City of) & Jefferson (County of), KY Sewer District; Series 2023 C, Ref. RB	5.00%	05/15/2053	6,075	6,429,300
				16,160,863
Louisiana–0.98%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. James Parish Gomesa); Series 2019, RB(e)	3.90%	11/01/2044	1,055	932,277
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2002 B, RB(b)(l)	5.50%	05/15/2026	2,000	2,073,166
New Orleans (City of), LA Aviation Board; Series 2015 A, RB	5.00%	01/01/2045	3,395	3,399,827
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 A, RB (INS - AGM)(f)	5.00%	10/01/2048	625	637,184
				7,042,454
Maryland–0.89%
Brunswick (City of), MD (Brunswick Crossing); Series 2019, RB	5.00%	07/01/2036	478	480,980
Howard (County of), MD Housing Commission (Social Bonds); Series 2024, RB	4.13%	12/01/2043	1,000	941,567
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health); Series 2017 A, RB	5.00%	05/15/2045	1,295	1,311,644
Maryland (State of) Health & Higher Educational Facilities Authority (Stevenson University); Series 2021, Ref. RB	4.00%	06/01/2055	1,000	839,048
Maryland Economic Development Corp. (Green Bonds); Series 2022, RB(i)	5.25%	06/30/2052	1,185	1,217,437
Maryland Economic Development Corp. (Purple Line) (Green Bonds); Series 2022 A, RB(i)	5.00%	11/12/2028	500	505,301
Prince George’s (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2029	1,145	1,143,464
				6,439,441
Massachusetts–2.07%
Massachusetts (Commonwealth of); Series 2024, RB(h)	5.00%	06/01/2053	5,835	6,233,917
Massachusetts (Commonwealth of) (Rail Enhancement Program) (Sustainability Bonds); Series 2022, RB	5.00%	06/01/2050	1,680	1,773,223
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center); Series 2023, Ref. RB	5.25%	07/01/2048	1,840	1,944,837
Massachusetts (Commonwealth of) Development Finance Agency (Mass General Brigham); Series 2024 D, Ref. RB	5.00%	07/01/2054	3,165	3,321,945
Massachusetts (Commonwealth of) Development Finance Agency (Milford Regional Medical Center); Series 2020, Ref. RB(e)	5.00%	07/15/2034	275	272,631
Massachusetts (Commonwealth of) Port Authority; Series 2021 E, RB(i)	5.00%	07/01/2046	1,345	1,395,636
				14,942,189
Michigan–5.33%
Academy of Warren; Series 2020 A, RB(e)	5.50%	05/01/2050	250	229,969
Detroit (City of), MI; Series 2018, GO Bonds	5.00%	04/01/2035	830	847,001
Detroit (City of), MI Downtown Development Authority (Catalyst Development); Series 2018 A, Ref. RB (INS - AGM)(f)	5.00%	07/01/2048	2,650	2,570,954
Lansing (City of), MI; Series 2024, RB(h)	5.25%	07/01/2054	4,645	5,049,948
Michigan (State of);
Series 2023, RB	5.00%	11/15/2046	3,540	3,843,758
Series 2024, RB(h)	5.50%	11/15/2049	3,965	4,427,256
Michigan (State of) Building Authority (Facilities Program); Series 2016 I, RB(h)	5.00%	04/15/2041	3,650	3,729,416
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-3, RB (INS - AGM)(f)	5.00%	07/01/2033	$ 2,000	$ 2,001,325
Series 2014 C-6, Ref. RB	5.00%	07/01/2033	790	790,461
Series 2014 D-2, Ref. RB (INS - AGM)(f)	5.00%	07/01/2028	2,000	2,000,977
Series 2014 D-4, Ref. RB	5.00%	07/01/2029	790	790,430
Michigan (State of) Finance Authority (Landmark Academy);
Series 2020, Ref. RB	5.00%	06/01/2035	210	201,255
Series 2020, Ref. RB	5.00%	06/01/2045	620	561,624
Michigan (State of) Finance Authority (Trinity Health Credit Group); Series 2017 MI, RB(h)(k)(l)	5.00%	12/01/2046	4,935	5,006,122
Michigan (State of) Housing Development Authority; Series 2023 A, RB	5.10%	10/01/2053	2,480	2,568,953
Michigan (State of) Strategic Fund (Green Bonds); Series 2021, RB(b)(i)	4.00%	10/01/2026	2,885	2,875,358
Michigan (State of) Strategic Fund (I-75 Improvement Project); Series 2018, RB(i)	5.00%	06/30/2030	910	930,013
				38,424,820
Minnesota–0.65%
Bethel (City of), MN (Spectrum High School);
Series 2017 A, Ref. RB	4.25%	07/01/2047	385	324,724
Series 2017 A, Ref. RB	4.38%	07/01/2052	500	416,884
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group); Series 2018, Ref. RB	5.00%	02/15/2048	760	765,837
Minnesota Agricultural & Economic Development Board (Healthpartners Obligated Group); Series 2024, RB	5.25%	01/01/2054	2,145	2,291,014
St. Paul (City of), MN Housing & Redevelopment Authority (Higher Ground Academy); Series 2023, Ref. RB	5.50%	12/01/2057	500	507,352
St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2045	505	393,128
				4,698,939
Mississippi–0.20%
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	2,405	1,441,269
Missouri–2.13%
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/2027	1,375	1,377,014
Series 2011 A, Ref. RB	5.50%	09/01/2028	2,380	2,383,486
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 B, RB(i)	5.00%	03/01/2046	5,985	6,117,532
Series 2019 B, RB (INS - AGM)(f)(i)	5.00%	03/01/2049	1,270	1,295,376
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	645	516,607
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2019, Ref. RB	5.00%	02/01/2048	420	403,092
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	2,335	2,345,450
Taney (County of), MO Industrial Development Authority (Big Cedar Infrastructure); Series 2023, RB(e)	6.00%	10/01/2049	975	948,481
				15,387,038
Nebraska–1.77%
Central Plains Energy Project (No. 3); Series 2017 A, Ref. RB	5.00%	09/01/2042	4,765	4,940,956
Central Plains Energy Project (No. 5); Series 2022-1, RB(b)	5.00%	10/01/2029	1,075	1,119,044
Nebraska Investment Finance Authority; Series 2023 G, RB (CEP - GNMA)	5.35%	09/01/2048	1,335	1,371,099
Omaha (City of), NE Public Power District;
Series 2021 A, RB (INS - AGM)(f)	4.00%	02/01/2051	2,605	2,496,820
Series 2022, RB(h)(k)	5.25%	02/01/2052	2,640	2,841,966
				12,769,885
Nevada–0.99%
Clark County Water Reclamation District; Series 2024, GO Bonds(h)	5.00%	07/01/2053	6,745	7,172,619
New Hampshire–0.90%
New Hampshire (State of) Business Finance Authority; Series 2020-1A, RB	4.13%	01/20/2034	380	361,726
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Hampshire–(continued)
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-1A, RB	4.38%	09/20/2036	$ 2,073	$ 1,987,066
New Hampshire (State of) Health and Education Facilities Authority; Series 2020 A, RB	5.00%	08/01/2059	1,395	1,410,990
New Hampshire (State of) Housing Finance Authority;
Series 2023 D, RB (CEP - GNMA)	4.80%	07/01/2043	1,360	1,377,133
Series 2023 D, RB (CEP - GNMA)	5.13%	07/01/2053	1,305	1,328,340
				6,465,255
New Jersey–3.55%
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(i)	5.25%	09/15/2029	580	580,676
Series 2012, RB(i)	5.75%	09/15/2027	450	450,287
New Jersey (State of) Economic Development Authority (Social Bonds);
Series 2021 QQQ, RB	4.00%	06/15/2036	750	756,729
Series 2021 QQQ, RB	4.00%	06/15/2040	1,000	978,636
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB(i)	5.50%	01/01/2027	1,200	1,201,166
Series 2013, RB(i)	5.00%	01/01/2028	1,000	1,000,512
Series 2013, RB(i)	5.38%	01/01/2043	1,320	1,320,529
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2017, RB	4.00%	07/01/2047	4,865	4,486,855
New Jersey (State of) Transportation Trust Fund Authority;
Series 2018 A, RN(h)(k)	5.00%	06/15/2029	2,015	2,060,970
Series 2018 A, RN(h)(k)	5.00%	06/15/2030	940	959,763
Series 2018 A, RN(h)(k)	5.00%	06/15/2031	955	973,983
Series 2021 A, Ref. RB	5.00%	06/15/2033	630	686,962
Series 2022, RB	5.25%	06/15/2046	1,815	1,959,203
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	3,720	3,784,582
Series 2018 A, Ref. RB	5.25%	06/01/2046	2,120	2,183,782
Series 2018 B, Ref. RB	5.00%	06/01/2046	2,195	2,209,963
				25,594,598
New Mexico–0.06%
Santa Fe (City of), NM (El Castillo Retirement); Series 2019 A, RB	5.00%	05/15/2049	500	448,792
New York–20.93%
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB (LOC - Santander Bank N.A.)(e)(i)(o)	5.25%	12/31/2033	520	473,470
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	3,450	3,204,315
Metropolitan Transportation Authority; Series 2012 C, RB(b)(l)	4.25%	08/16/2024	255	255,168
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A-1, RB	5.00%	11/15/2041	2,510	2,546,195
Series 2020 A-1, RB (INS - AGM)(f)	4.00%	11/15/2041	1,480	1,439,471
Series 2020 A-1, RB (INS - BAM)(f)	4.00%	11/15/2053	500	458,864
Series 2020 C-1, RB	5.25%	11/15/2055	1,695	1,747,157
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2021, RB (Acquired 12/14/2007; Cost $3,299,761)(c)(d)	5.00%	01/01/2058	2,730	817,503
Series 2021, Ref. RB (Acquired 09/07/2021; Cost $1,468,265)(c)(d)(e)	9.00%	01/01/2041	1,345	1,345,000
New York & New Jersey (States of) Port Authority;
Series 2020 221, RB(i)	4.00%	07/15/2060	2,975	2,614,275
Two Hundred Fifth Series 2017, Ref. RB	5.25%	11/15/2057	2,080	2,160,883
New York (City of), NY;
Series 2020 C, GO Bonds	5.00%	08/01/2043	3,125	3,309,583
Series 2023 A, GO Bonds	5.00%	08/01/2046	1,250	1,342,529
Subseries 2022 D-1, RB(h)	5.25%	05/01/2039	4,680	5,202,628
Subseries 2023 E-1, GO Bonds	5.25%	04/01/2047	1,915	2,087,702
New York (City of), NY Municipal Water Finance Authority;
Series 2020 BB-1, RB	4.00%	06/15/2050	2,125	2,022,266
Series 2020 BB-1, RB	5.00%	06/15/2050	4,115	4,315,703
Series 2020, Ref. RB	5.00%	06/15/2050	2,075	2,176,205
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY Transitional Finance Authority;
Series 2019 B-1, RB	4.00%	11/01/2045	$ 1,850	$ 1,780,071
Series 2023 F-1, RB	4.00%	02/01/2051	3,230	3,051,565
Series 2024 B, RB	4.38%	05/01/2053	2,790	2,723,859
New York (State of) Dormitory Authority;
Series 2018 A, Ref. RB	5.25%	03/15/2039	1,570	1,668,537
Series 2018 E, RB(h)	5.00%	03/15/2046	7,240	7,508,949
New York (State of) Dormitory Authority (City of New York);
Series 2005 A, RB (INS - AMBAC)(f)	5.50%	05/15/2028	600	645,863
Series 2005 A, RB (INS - AMBAC)(f)	5.50%	05/15/2029	505	553,788
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer); Series 2022 1-B, RB	4.00%	07/01/2051	4,625	4,342,450
New York (State of) Power Authority; Series 2020 A, RB(h)	4.00%	11/15/2045	4,640	4,482,830
New York (State of) Power Authority (Green Bonds); Series 2020, RB(h)	4.00%	11/15/2055	5,315	4,979,942
New York (State of) Power Authority (Green Transmission) (Green Bonds); Series 2023, RB (INS - AGM)(f)	5.00%	11/15/2053	2,215	2,381,980
New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2050	6,835	6,373,819
Series 2019 B, RB (INS - AGM)(f)(h)(k)	4.00%	01/01/2050	3,300	3,155,147
New York (State of) Thruway Authority (Group 3); Series 2021 A-1, Ref. RB	4.00%	03/15/2046	3,145	3,034,739
New York City Housing Development Corp. (Sustainable Development Bonds); Series 2023, RB	4.80%	02/01/2053	1,610	1,620,443
New York Counties Tobacco Trust IV;
Series 2005 A, RB	5.00%	06/01/2045	360	322,880
Series 2010 A, RB(e)	6.25%	06/01/2041	1,500	1,499,940
New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	4,010	3,991,648
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB(e)	5.00%	11/15/2044	7,280	7,293,113
New York State Urban Development Corp. (Bidding Group 3); Series 2021 A, Ref. RB	4.00%	03/15/2045	4,240	4,086,079
New York State Urban Development Corp. (Bidding Group 4); Series 2020 E, Ref. RB	4.00%	03/15/2038	1,800	1,803,068
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2020, Ref. RB(i)	5.25%	08/01/2031	655	689,043
Series 2020, Ref. RB(i)	5.38%	08/01/2036	1,205	1,272,629
Series 2023, RB(i)	5.38%	06/30/2060	2,755	2,857,227
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(i)	5.00%	08/01/2026	1,345	1,345,432
Series 2016, Ref. RB(i)	5.00%	08/01/2031	2,690	2,690,274
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(i)	5.00%	01/01/2033	2,670	2,754,412
Series 2018, RB(i)	5.00%	01/01/2034	2,560	2,640,768
Series 2018, RB(i)	5.00%	01/01/2036	2,145	2,206,627
Series 2020, RB(i)	5.00%	10/01/2040	2,535	2,627,981
Series 2020, RB(i)	4.38%	10/01/2045	1,485	1,444,264
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(i)	5.00%	07/01/2046	5,075	5,051,186
Series 2016 A, RB(i)	5.25%	01/01/2050	3,250	3,236,246
New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2022, RB(i)	5.00%	12/01/2036	1,255	1,332,059
Series 2022, RB(i)	5.00%	12/01/2038	1,040	1,092,037
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	2,195	2,224,842
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2020 A, RB	5.00%	11/15/2054	960	1,001,291
Series 2021 A, RB	5.00%	11/15/2056	1,690	1,765,479
Series 2022, RB(h)	5.00%	05/15/2051	7,225	7,602,392
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	2,625	2,257,919
				150,911,735
North Carolina–0.46%
North Carolina (State of) Housing Finance Agency (Social Bonds); Series 2023, RB (CEP - GNMA)	4.90%	07/01/2043	1,235	1,254,643
North Carolina (State of) Turnpike Authority (Triangle Expressway System); Series 2024, RB (INS - AGM)(f)(g)	0.00%	01/01/2051	5,090	1,352,995
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina–(continued)
Raleigh (City of), NC Combined Enterprise System; Series 2023, Ref. RB	4.00%	09/01/2053	$ 775	$ 740,936
				3,348,574
North Dakota–0.63%
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2048	2,975	2,634,071
Series 2017 C, RB	5.00%	06/01/2053	2,215	1,897,751
				4,531,822
Ohio–4.26%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	1,075	1,083,924
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	6,115	5,446,388
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	9,975	8,937,977
Series 2020 B-3, Ref. RB(g)	0.00%	06/01/2057	10,895	975,206
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB(e)	6.50%	01/01/2034	1,410	1,410,456
Cleveland (City of), OH (Continental Airlines, Inc.); Series 1998, RB(i)	5.38%	09/15/2027	1,020	1,020,247
Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(e)	5.00%	06/01/2028	710	702,570
Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.25%	02/15/2047	1,480	1,482,267
Series 2017, Ref. RB	5.50%	02/15/2052	1,070	1,082,573
Hamilton (County of), OH (Cincinnati Children’s Hospital); Series 2019 CC, RB	5.00%	11/15/2049	2,095	2,322,004
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref. RB	5.00%	01/01/2046	1,885	1,773,499
Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB(c)(e)	6.00%	04/01/2038	1,810	476,030
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	1,170	1,073,464
Ohio (State of) (University Hospitals Health System, Inc.); Series 2020 A, Ref. RB	4.00%	01/15/2050	3,180	2,896,898
				30,683,503
Oklahoma–1.83%
McAlester (City of), OK Public Works Authority;
Series 2002, RB (INS - AGM)(f)(g)	0.00%	02/01/2031	1,000	760,835
Series 2002, RB (INS - AGM)(f)(g)	0.00%	02/01/2034	3,970	2,654,952
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.50%	08/15/2052	4,800	4,901,200
Oklahoma (State of) Turnpike Authority; Series 2023, RB	5.50%	01/01/2053	1,500	1,637,528
Oklahoma (State of) Water Resources Board (2019 Master Trust);
Series 2023, RB	4.00%	04/01/2048	915	882,920
Series 2023, RB	4.13%	04/01/2053	1,135	1,103,942
Tulsa (City of), OK Airports Improvement Trust;
Series 2000 A, Ref. RB(i)	5.50%	06/01/2035	430	430,313
Series 2001 C, Ref. RB(i)	5.50%	12/01/2035	815	815,594
				13,187,284
Ontario–0.15%
Affordable Housing Tax-Exempt Bond Pass-Thru Trust; Series 2023-1, RB(e)	6.00%	10/05/2040	1,061	1,091,573
Oregon–1.26%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.38%	11/15/2055	635	590,110
Oregon (State of); Series 2019, GO Bonds(h)(k)	5.00%	08/01/2044	4,240	4,455,900
Portland (Port of), OR (Green Bonds); Twenty Ninth Series 2023, RB(i)	5.50%	07/01/2053	1,815	1,944,206
Portland (Port of), OR (Portland International Airport); Series 2022 28, RB(i)	5.00%	07/01/2052	2,040	2,095,030
				9,085,246
Pennsylvania–3.41%
Allegheny (County of), PA Airport Authority (Pittsburgh Airport); Series 2023 A, RB (INS - AGM)(f)(i)	5.50%	01/01/2048	1,740	1,875,627
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	4.00%	04/01/2044	1,060	978,012
Coatesville School District; Series 2020 A, GO Bonds (INS - BAM)(f)(g)	0.00%	10/01/2036	850	483,361
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Lancaster (County of), PA Hospital Authority (Penn State Health);
Series 2021, RB	5.00%	11/01/2046	$ 650	$ 666,940
Series 2021, RB	5.00%	11/01/2051	865	879,014
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges);
Series 2022, RB(i)	5.25%	06/30/2053	2,565	2,659,883
Series 2022, RB (INS - AGM)(f)(i)	5.00%	12/31/2057	1,285	1,318,297
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC);
Series 2021 A, Ref. RB	4.00%	10/15/2039	665	656,362
Series 2023 A-2, RB	4.00%	05/15/2048	695	645,554
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2014 A, RB	4.75%	12/01/2037	1,260	1,283,565
Series 2014 A-2, RB	5.13%	12/01/2039	2,500	2,600,527
Series 2019 A, RB	5.00%	12/01/2049	275	285,793
Series 2020 B, RB	5.00%	12/01/2050	760	797,599
Series 2021 A, RB	4.00%	12/01/2050	1,575	1,443,292
Philadelphia (City of), PA;
Series 2017 B, Ref. RB(i)	5.00%	07/01/2042	3,955	3,976,573
Series 2017 B, Ref. RB(i)	5.00%	07/01/2047	1,310	1,311,232
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.50%	11/01/2060	2,130	2,257,708
Philadelphia (City of), PA Authority for Industrial Development (String Theory Charter School); Series 2020, Ref. RB(e)	5.00%	06/15/2050	500	494,249
				24,613,588
Puerto Rico–5.53%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	3,235	3,251,721
Series 2002, RB	5.63%	05/15/2043	1,890	1,912,395
Series 2005 A, RB(g)	0.00%	05/15/2050	7,500	1,363,102
Series 2005 B, RB(g)	0.00%	05/15/2055	3,240	357,554
Series 2008 A, RB(g)	0.00%	05/15/2057	19,060	1,531,471
Series 2008 B, RB(g)	0.00%	05/15/2057	31,765	1,910,906
Puerto Rico (Commonwealth of);
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	1,490	1,558,093
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	1,605	1,576,754
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	1,250	1,212,751
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	770	715,735
Subseries 2022, RN(g)	0.00%	11/01/2043	950	590,113
Subseries 2022, RN(g)	0.00%	11/01/2051	1,796	1,133,956
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (INS - NATL)(f)	5.25%	07/01/2032	570	564,672
Series 2007 VV, Ref. RB (INS - NATL)(f)	5.25%	07/01/2033	930	919,030
Series 2007 VV, Ref. RB (INS - NATL)(f)	5.25%	07/01/2035	3,045	2,990,988
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(g)	0.00%	07/01/2027	570	508,257
Series 2018 A-1, RB(g)	0.00%	07/01/2029	1,890	1,562,721
Series 2018 A-1, RB(g)	0.00%	07/01/2033	2,685	1,877,485
Series 2018 A-1, RB(g)	0.00%	07/01/2046	10,495	3,361,578
Series 2018 A-1, RB(g)	0.00%	07/01/2051	13,770	3,275,018
Series 2018 A-1, RB	4.75%	07/01/2053	2,355	2,340,212
Series 2018 A-1, RB	5.00%	07/01/2058	2,725	2,725,884
Series 2019 A-2, RB	4.33%	07/01/2040	1,560	1,555,119
Series 2019 A-2, RB	4.78%	07/01/2058	1,075	1,065,491
				39,861,006
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Rhode Island–0.51%
Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2035	$ 1,000	$ 1,009,059
Series 2015 B, Ref. RB	5.00%	06/01/2050	2,635	2,636,488
				3,645,547
South Carolina–1.07%
Patriots Energy Group Financing Agency; Series 2023 A-1, RB(b)	5.25%	08/01/2031	2,525	2,671,262
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes); Series 2013, RB	5.00%	05/01/2028	820	799,247
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group);
Series 2024, RB	5.50%	11/01/2050	645	704,721
Series 2024, RB	5.50%	11/01/2054	1,075	1,168,158
South Carolina (State of) Ports Authority; Series 2015, RB(b)(i)(l)	5.25%	07/01/2025	2,365	2,400,776
				7,744,164
South Dakota–1.14%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health); Series 2017, Ref. RB	5.00%	07/01/2046	2,590	2,616,406
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2014 B, RB	5.00%	11/01/2044	2,780	2,784,082
South Dakota (State of) Housing Development Authority;
Series 2023 G, RB (CEP - GNMA)	4.90%	11/01/2043	1,370	1,391,412
Series 2023 G, RB (CEP - GNMA)	5.13%	05/01/2049	1,420	1,431,817
				8,223,717
Tennessee–3.27%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health); Series 2019 A-2, Ref. RB	5.00%	08/01/2049	1,585	1,610,244
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group); Series 2018 A, Ref. RB	5.00%	07/01/2037	2,280	2,342,502
Kingsport (City of), TN; Series 2023, GO Bonds	4.13%	03/01/2053	2,650	2,559,283
Knox County & Knoxville City Sports Authority; Series 2024, RB(h)	6.00%	12/01/2054	3,730	4,219,834
Knoxville (City of), TN; Series 2022 OO, RB	4.00%	07/01/2052	4,040	3,820,763
Memphis (City of) & Shelby (County of), TN Airport Authority; Series 2018, RB(i)	5.00%	07/01/2043	1,560	1,580,537
Metropolitan Nashville Airport Authority (The); Series 2019 B, RB(i)	5.00%	07/01/2054	1,210	1,233,396
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Lipscomb University); Series 2019 A, Ref. RB	5.00%	10/01/2038	1,585	1,619,833
Tennessee Energy Acquisition Corp.; Series 2021 A, RB(b)	5.00%	11/01/2031	3,190	3,345,605
Tennessee Housing Development Agency (Social Bonds); Series 2023, RB (CEP - GNMA)	5.35%	07/01/2048	1,190	1,224,514
				23,556,511
Texas–16.28%
Austin (City of), TX; Series 2022, RB(i)	5.25%	11/15/2047	1,500	1,587,478
Caddo Mills Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	1,440	1,386,987
Central Texas Regional Mobility Authority; Series 2020 A, Ref. RB	5.00%	01/01/2049	1,240	1,278,527
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2021 T, RB (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	1,530	1,426,156
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	2,125	2,162,083
Coppell Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.13%	08/15/2048	1,285	1,239,656
Crowley Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/01/2053	2,145	2,079,850
Denton (County of), TX; Series 2023, Ref. GO Bonds	4.00%	07/15/2048	5,405	5,084,861
El Paso (City of), TX; Series 2022 A, RB	4.00%	03/01/2048	3,890	3,698,977
Greater Texoma Utility Authority (City of Sherman);
Series 2023 A, RB (INS - BAM)(f)	4.38%	10/01/2053	1,700	1,642,320
Series 2023, RB (INS - AGM)(f)	4.25%	10/01/2053	1,815	1,717,038
Harris (County of), TX Toll Road Authority (The); Series 2021, Ref. RB	4.00%	08/15/2050	1,635	1,542,629
Houston (City of), TX;
Series 2021 A, RB(i)	4.00%	07/01/2036	1,250	1,216,690
Series 2023 A, Ref. RB (INS - AGM)(f)(i)	5.25%	07/01/2048	2,195	2,316,712
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E);
Series 2014, Ref. RB(i)	4.75%	07/01/2024	$ 715	$ 715,371
Series 2021 A, RB(i)	4.00%	07/01/2041	740	695,462
Houston (City of), TX Airport System (United Airlines, Inc.); Series 2018, RB(i)	5.00%	07/15/2028	625	637,111
Jarrell Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	1,775	1,720,815
Lamar Consolidated Independent School District; Series 2023, GO Bonds	4.00%	02/15/2053	2,360	2,200,002
Lockhart Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.13%	08/01/2048	1,500	1,447,273
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2022, Ref. RB	5.50%	05/15/2047	1,485	1,612,846
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(e)(i)	4.63%	10/01/2031	3,925	3,901,887
Montgomery Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	1,125	1,069,969
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community);
Series 2021 A-1, RB	7.50%	11/15/2037	65	49,546
Series 2021, RB	2.00%	11/15/2061	1,780	662,057
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);
Series 2016, Ref. RB	5.00%	07/01/2036	795	706,614
Series 2016, Ref. RB	5.00%	07/01/2046	1,045	808,825
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University); Series 2014 A, RB (INS - AGM)(f)	5.00%	04/01/2046	1,100	1,087,659
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas); Series 2017 A, Ref. RB	5.00%	08/15/2047	1,825	1,850,475
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center); Series 2021, Ref. RB(e)	4.00%	08/15/2051	1,280	1,016,721
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village);
Series 2017, Ref. RB	5.00%	01/01/2042	630	577,481
Series 2017, Ref. RB	5.00%	01/01/2047	790	700,978
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2026	265	263,718
Series 2018, Ref. RB	5.00%	10/01/2027	1,735	1,720,744
Series 2020, RB	5.25%	10/01/2055	2,860	2,393,806
New Hope Fultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 A-1, RB(c)	5.00%	07/01/2047	1,000	650,000
North East Texas Regional Mobility Authority; Series 2016 A, RB	5.00%	01/01/2041	3,890	3,906,878
North Texas Tollway Authority; Series 2008 D, Ref. RB (INS - AGC)(f)(g)	0.00%	01/01/2028	4,100	3,588,288
Pasadena Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	2,095	2,238,668
San Antonio (City of), TX; Series 2023 A, Ref. RB	5.25%	02/01/2046	3,900	4,269,025
San Jacinto River Authority (Groundwater Reduction Plan Division);
Series 2011, RB (INS - AGM)(f)	5.00%	10/01/2032	485	485,091
Series 2011, RB (INS - AGM)(f)	5.00%	10/01/2037	525	505,153
Tarrant (County of), TX Hospital District;
Series 2023, GO Bonds	4.25%	08/15/2048	1,025	1,000,061
Series 2023, GO Bonds	4.25%	08/15/2053	2,900	2,784,755
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	3,180	3,073,990
Series 2016, Ref. RB	5.00%	05/15/2045	2,020	1,809,640
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB (Acquired 12/19/2007; Cost $253,198)(c)(d)	5.75%	02/15/2025	270	148,500
Series 2017 A, RB (Acquired 12/15/2016; Cost $2,483,129)(c)(d)	6.38%	02/15/2048	2,460	1,353,000
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	105	98,851
Series 2020, Ref. RB	6.75%	11/15/2051	105	95,435
Series 2020, Ref. RB	6.88%	11/15/2055	105	96,053
Texas (State of) Transportation Commission; Series 2019, RB(g)	0.00%	08/01/2044	3,500	1,280,060
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2015 B, Ref. RB(g)	0.00%	08/15/2036	4,405	2,486,208
Series 2015 B, Ref. RB(g)	0.00%	08/15/2037	1,490	794,603
Series 2015 C, Ref. RB	5.00%	08/15/2042	3,065	3,068,209
Texas (State of) Water Development Board;
Series 2023 A, RB	4.75%	10/15/2043	2,630	2,772,014
Series 2023 A, RB	4.88%	10/15/2048	3,170	3,334,462
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Texas City Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2053	$ 1,815	$ 1,696,912
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	3,145	3,231,728
Texas Private Activity Bond Surface Transportation Corp.; Series 2023, Ref. RB(i)	5.50%	06/30/2040	2,000	2,154,506
Texas Water Development Board; Series 2022, RB(h)	5.00%	10/15/2047	4,260	4,526,632
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	10	10,001
Waco (City of), TX; Series 2023 A, Ctfs. Of Obligation	4.00%	02/01/2053	3,150	2,908,100
Waller Consolidated Independent School District; Series 2023, GO Bonds (INS - BAM)(f)	4.00%	02/15/2053	4,270	3,902,674
Wylie Independent School District/Collin County; Series 2024, RB (CEP - Texas Permanent School Fund)(h)	5.25%	08/15/2054	4,525	4,891,138
				117,379,959
Utah–2.02%
Black Desert Public Infrastructure District; Series 2021 A, GO Bonds(e)	4.00%	03/01/2051	500	409,090
Military Installation Development Authority; Series 2021 A-2, RB	4.00%	06/01/2052	500	373,029
Salt Lake City (City of), UT;
Series 2018 A, RB(i)	5.00%	07/01/2048	1,890	1,901,085
Series 2021 A, RB(i)	5.00%	07/01/2046	1,055	1,094,068
Series 2023 A, RB(i)	5.50%	07/01/2053	3,695	3,963,725
Utah (County of), UT (IHC Health Services, Inc.); Series 2016 B, RB	4.00%	05/15/2047	2,575	2,362,405
Utah (State of) Charter School Finance Authority (Ogden Preparatory Academy); Series 2022 A, Ref. RB	5.00%	10/15/2047	1,000	1,015,986
Utah Housing Corp.; Series 2024 A, RB (CEP - GNMA)	5.00%	01/01/2054	2,000	2,017,029
Utah Telecommunication Open Infrastructure Agency; Series 2022, Ref. RB	4.38%	06/01/2040	1,415	1,427,337
				14,563,754
Virginia–3.53%
Chesapeake (City of), VA Expressway; Series 2012 A, RB	5.00%	07/15/2047	3,230	3,230,157
Fairfax (County of), VA Industrial Development Authority (Inova Health System); Series 2014 A, RB	5.00%	05/15/2044	1,250	1,250,005
Hampton (City of), VA Roads Transportation Accountability Commission; Series 2022 A, RB	4.00%	07/01/2052	2,700	2,582,448
Isle Wight (County of) VA Economic Development Authority (Riverside Health System); Series 2023, RB (INS - AGM)(f)	5.25%	07/01/2048	1,695	1,817,534
Peninsula Town Center Community Development Authority; Series 2018, Ref. RB(e)	5.00%	09/01/2045	430	394,673
Roanoke (County of), VA Economic Development Authority; Series 2019 A, Ref. RB (Acquired 12/21/2023; Cost $0)(c)(d)	5.25%	09/01/2049	190	177,076
Virginia (Commonwealth of) Housing Development Authority;
Series 2023 C, RB	4.95%	01/01/2054	2,000	2,026,414
Series 2023 F, RB (CEP - Federal Housing Administration)	5.25%	11/01/2053	1,485	1,507,713
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC);
Series 2022, Ref. RB(i)	5.00%	01/01/2037	1,025	1,073,547
Series 2022, Ref. RB(i)	4.00%	07/01/2040	2,050	1,912,355
Virginia (Commonwealth of) Small Business Financing Authority (I-495 Hot Lanes);
Series 2022, Ref. RB(i)	5.00%	12/31/2047	720	731,254
Series 2022, Ref. RB(i)	5.00%	12/31/2057	2,065	2,077,709
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB(i)	5.00%	12/31/2049	1,480	1,490,836
Series 2017, RB(i)	5.00%	12/31/2056	5,170	5,181,440
				25,453,161
Washington–3.15%
Kalispel Tribe of Indians; Series 2018 A, RB(e)	5.25%	01/01/2038	1,680	1,735,158
Seattle (City of), WA; Series 2022, Ref. RB	5.00%	07/01/2052	3,165	3,350,943
Tacoma (City of), WA; Series 2023, RB(h)	4.00%	12/01/2047	3,515	3,374,120
Washington (State of); Series 2004 F, GO Bonds (INS - AMBAC)(f)(g)	0.00%	12/01/2029	2,120	1,725,965
Washington (State of) (Bid Group 2); Series 2024 A, GO Bonds	5.00%	08/01/2044	2,380	2,589,138
Washington (State of) Convention Center Public Facilities District; Series 2018, RB	5.00%	07/01/2048	4,410	4,486,438
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance);
Series 2020, Ref. RB	4.00%	09/01/2045	1,575	1,446,780
Series 2020, Ref. RB	5.00%	09/01/2055	1,830	1,870,150
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(e)	5.00%	07/01/2046	$ 550	$ 455,646
Series 2016 A, Ref. RB(e)	5.00%	07/01/2051	455	362,720
Washington (State of) Housing Finance Commission (Social Certificates); Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	1,514	1,342,947
				22,740,005
West Virginia–0.46%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2020, Ref. RB(e)	7.50%	06/01/2043	1,050	1,127,655
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group); Series 2023, RB	4.25%	06/01/2047	2,275	2,198,714
				3,326,369
Wisconsin–4.98%
Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGM)(f)(g)	0.00%	12/15/2050	8,300	2,244,501
Series 2020 D, RB (INS - AGM)(f)(g)	0.00%	12/15/2060	37,270	5,814,232
Series 2022, RB(e)	5.25%	12/15/2061	2,170	2,173,443
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group); Series 2021, RB	4.00%	08/15/2051	3,545	3,162,375
Wisconsin (State of) Health & Educational Facilities Authority (Forensic Science and Protective Medicine Facility); Series 2024, RB(e)	5.00%	08/01/2027	1,250	1,265,942
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Health); Series 2022 A, Ref. RB	4.00%	04/01/2042	3,190	3,029,613
Wisconsin (State of) Health & Educational Facilities Authority (Gundersen Health system); Series 2021 A, Ref. RB	3.00%	10/15/2038	1,070	869,982
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin); Series 2022, Ref. RB	4.00%	12/01/2051	1,960	1,761,335
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2039	3,000	3,000,481
Wisconsin (State of) Housing & Economic Development Authority; Series 2023 D, RB	4.95%	11/01/2054	1,585	1,604,532
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(c)(e)	6.75%	08/01/2031	1,155	843,150
Series 2017, RB(e)	6.75%	12/01/2042	2,695	2,608,905
Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2020 A, RB(e)	6.13%	02/01/2050	530	488,592
Series 2022 A, RB(e)	6.13%	02/01/2050	575	530,077
Wisconsin (State of) Public Finance Authority (Mallard Creek STEM Academy); Series 2019 A, RB(e)	5.13%	06/15/2039	790	776,583
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(e)	6.38%	01/01/2048	835	375,750
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	2,120	2,141,889
Series 2018 A, RB	5.35%	12/01/2045	2,120	2,109,067
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	1,110	1,126,862
				35,927,311
Wyoming–0.18%
University of Wyoming; Series 2021 C, RB (INS - AGM)(f)	4.00%	06/01/2044	1,350	1,290,473
Total Municipal Obligations (Cost $1,114,682,719)				1,102,734,319
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Shares	Value
Exchange-Traded Funds–0.11%
Invesco Municipal Strategic Income ETF (Cost $821,786)(p)	16,131	$ 817,258
TOTAL INVESTMENTS IN SECURITIES(q)–153.02% (Cost $1,115,504,505)		1,103,551,577
FLOATING RATE NOTE OBLIGATIONS–(11.86)%
Notes with interest and fee rates ranging from 3.88% to 4.27% at 05/31/2024 and contractual maturities of collateral ranging from 06/15/2029 to 11/15/2055(r)		(85,560,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(43.32)%		(312,392,314)
OTHER ASSETS LESS LIABILITIES–2.16%		15,563,215
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%		$721,162,478
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
FHLMC	– Federal Home Loan Mortgage Corp.
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2024 was $6,755,482, which represented less than 1% of the Trust’s Net Assets.
(d)	Restricted security. The aggregate value of these securities at May 31, 2024 was $6,770,695, which represented less than 1% of the Trust’s Net Assets.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2024 was $59,189,758, which represented 8.21% of the Trust’s Net Assets.
(f)	Principal and/or interest payments are secured by the bond insurance company listed.
(g)	Zero coupon bond issued at a discount.
(h)	Underlying security related to TOB Trusts entered into by the Trust.
(i)	Security subject to the alternative minimum tax.
(j)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(k)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $21,165,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(l)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(m)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(n)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(o)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(p)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Trust owns 5% or more of the outstanding voting securities. The table below shows the Trust’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2024.

	Value February 29, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2024	Dividend Income
Invesco Municipal Strategic Income ETF	$823,659	$-	$-	$(6,401)	$-	$817,258	$8,420

(q)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Municipal Corp.	5.46%

See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

(r)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2024. At May 31, 2024, the Trust’s investments with a value of $124,887,916 are held by TOB Trusts and serve as collateral for the $85,560,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$1,102,290,577	$443,742	$1,102,734,319
Exchange-Traded Funds	817,258	—	—	817,258
Total Investments	$817,258	$1,102,290,577	$443,742	$1,103,551,577
Invesco Municipal Opportunity Trust